Significant Accounting Policies - Summary of revenue by type of service (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Segment Information
Total	¥ 2,185,266	$ 316,834	¥ 2,119,514	¥ 1,502,908
Audio entertainment
Segment Information
Total	2,174,314		2,101,475	1,481,120
Podcast, advertising and others
Segment Information
Total	¥ 10,952		¥ 18,039	¥ 21,788